SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	Rp 76,834	Rp 68,001
Cash flows	(9,498)	(2,341)
Acquisition		148
Foreign exchange movement	18	52
New leases	7,443	10,424
Other changes	469	550
Balance at end of period	75,266	76,834
Short-term bank loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	11,525	9,650
Cash flows	(4,596)	1,875
Balance at end of period	6,929	11,525
Two step loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period		84
Cash flows		(100)
Foreign exchange movement		16
Bonds
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	5,043	5,343
Cash flows	(2,350)	(300)
Other changes	3
Balance at end of period	2,696	5,043
Long-term bank loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	36,341	32,260
Cash flows	4,804	3,933
Acquisition		148
Foreign exchange movement	2	7
Other changes	2	(7)
Balance at end of period	41,149	36,341
Other borrowings.
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period		362
Cash flows		(362)
Lease liabilities
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	23,925	20,302
Cash flows	(7,356)	(7,387)
Foreign exchange movement	16	29
New leases	7,443	10,424
Other changes	464	557
Balance at end of period	Rp 24,492	Rp 23,925